SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.3
Maximum exercise price	$ 4.27
Options Outstanding as of December 31, 2012	1,290,841
Weighted average remaining contractual life (years)	7 years 10 months 10 days
Weighted average exercise price	$ 1.93
Options exercisable as of December 31, 2012	985,494
Weighted average exercise price of options exercisable	$ 1.82
$ 1.30 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.3
Maximum exercise price	$ 1.3
Options Outstanding as of December 31, 2012	405,305
Weighted average remaining contractual life (years)	5 years 5 months 12 days
Weighted average exercise price	$ 1.3
Options exercisable as of December 31, 2012	405,305
Weighted average exercise price of options exercisable	$ 1.3
$ 2.11 - $ 2.25 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 2.11
Maximum exercise price	$ 2.25
Options Outstanding as of December 31, 2012	864,036
Weighted average remaining contractual life (years)	8 years 11 months 27 days
Weighted average exercise price	$ 2.18
Options exercisable as of December 31, 2012	568,689
Weighted average exercise price of options exercisable	$ 2.15
$ 2.64 - $ 3.84 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 2.64
Maximum exercise price	$ 4.27
Options Outstanding as of December 31, 2012	21,500
Weighted average remaining contractual life (years)	7 years 9 months 11 days
Weighted average exercise price	$ 4.03
Options exercisable as of December 31, 2012	11,500
Weighted average exercise price of options exercisable	$ 3.82